Nuveen Global Infrastructure Fund (formerly First American Global Infrastructure Fund)
Summary Prospectus | February 26, 2010, as supplemented January 1, 2011
Ticker: Class A–FGIAX, Class C–FGNCX, Class R–FGNRX, Class Y–FGIYX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective
The investment objective of the fund is long-term growth of capital and income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “Determining Your Share Price” on page 80 of the prospectus and “Reducing Class A Sales Charges” on page 86 of the fund’s statement of additional information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)	$15	$15	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class Y

Management Fees	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[2]	0.52%	0.52%	0.52%	0.52%

Gross Annual Operating Expenses	1.72%	2.47%	1.97%	1.47%
Less Expense Reimbursement	(0.47)%	(0.47)%	(0.47)%	(0.47)%

Net Annual Operating Expenses[3]	1.25%	2.00%	1.50%	1.00%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption

	A	C	R	Y	A	C	R	Y

1 Year	$670	$203	$153	$102	$670	$203	$153	$102
3 Years	$1,019	$725	$573	$419	$1,019	$725	$573	$419
5 Years	$1,390	$1,273	$1,019	$758	$1,390	$1,273	$1,019	$758
10 Years	$2,432	$2,771	$2,258	$1,717	$2,432	$2,771	$2,258	$1,717

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1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

3	The fund’s advisor has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012, so that total annual fund operating expenses, after waivers and excluding any acquired fund fees and expenses, do not exceed 1.25%, 2.00%, 1.50%, and 1.00%, respectively, for Class A, Class C, Class R, and Class Y shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal year ended October 31, 2009, the fund’s portfolio turnover rate was 299% of the average value of its portfolio. The fund trades portfolio securities frequently, generally resulting in an annual portfolio turnover rate in excess of 100%.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities issued by U.S. and non-U.S. infrastructure-related companies. Infrastructure-related companies are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, financing or operation of infrastructure assets, or have at least 50% of the fair market value of their assets invested in infrastructure assets. Infrastructure assets are the physical structures and networks upon which the operation, growth and development of a community depends, which includes water, sewer, and energy utilities; transportation and communication networks; health care facilities, government accommodations, and other public service facilities; and shipping, timber, steel, alternative energy, and other resources and services necessary for the construction and maintenance of these physical structures and networks.

Equity securities in which the fund invests include common and preferred stocks, publicly-traded units of master limited partnerships (MLPs), and real estate investment trusts (REITs). The fund may also invest in exchange-traded funds and other investment companies (“investment companies”). The fund may invest in companies of any size.

In selecting securities, the fund’s advisor invests in companies that it believes meet one or more of the following criteria:

•	Attractively valued relative to other companies in the same industry or market.
•	Strong fundamentals, including consistent cash flows or growth and a sound balance sheet.
•	Strong management teams.
•	Long-term contracts to provide infrastructure-based services.
•	An identifiable catalyst that could increase the value of the company’s stock over the next one or two years.

The fund’s advisor generally will sell a security if any of the following has occurred:

•	The security has hit its price target and the company is no longer attractively valued relative to other companies.
•	The company’s fundamentals have significantly deteriorated.
•	There has been a significant change in the management team.
•	A catalyst that could decrease the value of the stock has been identified, or a previously existing positive catalyst has disappeared.
•	A better alternative exists in the marketplace.

The fund’s investments include infrastructure-related securities of foreign issuers. Under normal market conditions, the fund will invest at least 40% of its net assets in securities of foreign issuers and, in any case, will invest at least 30% of its net assets in such issuers. The fund considers an issuer to be foreign if its legal residence is in a country other than the United States, its securities principally trade in a foreign market, or it derives a significant portion of either its revenues or pretax income from activities outside the United States.

The fund diversifies its investments among a number of different countries throughout the world. Up to 25% of the fund’s total assets may be invested in equity securities of emerging market issuers. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

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Principal Risks
The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Infrastructure Sector Risk—Because the fund concentrates its investments in infrastructure-related securities, the fund has greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities.

International Investing Risk—International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

Master Limited Partnership Risk—An investment in an MLP exposes the fund to the legal and tax risks associated with investing in partnerships. MLPs may have limited financial resources, their securities may be relatively illiquid, and they may be subject to more erratic price movements because of the underlying assets they hold.

Mid-Cap Stock Risk—Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Real Estate Investment Trust Risk—The value of a REIT can be hurt by economic downturns or by changes in real estate values, rents, property taxes, interest rates, tax treatment, regulations, or the legal structure of the REIT.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may difficult to sell small-cap stocks at the desired time and price.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

*	Class A year-to-date total return as of September 30, 2010 was 8.53%.

During the two-year period ended December 31, 2009, the fund’s highest and lowest quarterly returns were 20.62% and −17.47%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

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The table shows the variability of the fund’s average annual returns and how they compare over different time periods to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2009
			Since	Since
	Inception		Inception	Inception
	Date	1 Year	(Class A & Class Y)	(Class C & Class R)

Class Returns Before Taxes:
Class A	12/17/07	21.32%	(9.95)%	N/A
Class C	11/3/08	26.61%	N/A	26.16%
Class R	11/3/08	28.11%	N/A	26.75%
Class Y	12/17/07	28.60%	(7.24)%	N/A

Class A Return After Taxes:
On Distributions		21.23%	(10.04)%	N/A
On Distributions and Sale of Fund Shares		14.39%	(8.32)%	N/A

Standard & Poor’s Global Infrastructure Index[1] (reflects no deduction for fees, expenses, or taxes)		25.28%	(11.31)%	20.44%

1	An unmanaged index that is comprised of 75 of the largest publicly listed infrastructure companies from around the world that meet specific investability requirements.

Management

Investment Advisor
Nuveen Fund Advisors, Inc.

Sub-Advisor
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Jay L. Rosenberg	Managing Director	December 2007
John G. Wenker	Managing Director	December 2007

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business, except that shares cannot be purchased by wire transfer on days that federally chartered banks are closed. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund.

You can become a shareholder of the fund by making a minimum initial investment of $2,500 ($2,000 for Coverdell Education Savings Accounts). The minimum additional investment is $100. The fund reserves the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-FGIF-0111P